TAXES ON INCOME (Schedule of Reconciliation of Income Tax Rate) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Income (loss) from continued operations before taxes as reported in the statements of operations	$ (4,460)	$ 5,085	$ 10,567
Tax rate	25.00%	25.00%	24.00%
Theoretical tax benefit	(1,115)	1,271	2,536
Increase (decrease) in taxes:
Non-deductible items	119	159	126
Losses and other items for which a valuation allowance was provided	1,494	120	288
Adjustment of deferred tax balances following a changes in tax rates	(266)
Realization of carry forward tax losses for which valuation allowance was provided		(1,097)	(2,776)
Tax rate differences in subsidiaries	(1)	181	189
Provision for uncertain tax positions	(55)	409	113
Taxes in respect of prior years	(3)	2	37
Tax withheld against which valuation allowance was provided this year	266	121	228
Investment tax credit	(236)	(151)	(233)
Other	(134)	(24)	215
Total taxes on income	$ 69	$ 991	$ 723